GENERAL - Direct Subsidiaries (Details) - IDR (Rp) Rp in Billions			12 Months Ended
	Jul. 01, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Telkomsel
Direct/ Indirect subsidiaries
Percentage of ownership interest	69.90%	65.00%	70.00%	70.00%
Total assets before elimination			Rp 116,965	Rp 112,326
Mitratel
Direct/ Indirect subsidiaries
Percentage of ownership interest			72.00%	72.00%
Total assets before elimination			Rp 58,131	Rp 56,996
Metra
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 17,959	Rp 18,425
Telin
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 17,173	Rp 15,175
Telkomsat
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 8,845	Rp 7,927
TDE
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 8,394	Rp 4,037
Sigma
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 6,185	Rp 7,603
GSD
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 5,460	Rp 5,592
Telkom Akses
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 4,480	Rp 4,777
TIF
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 3,048	Rp 0
Metra-Net
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 2,096	Rp 1,654
Telkom Infra
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 1,359	Rp 1,261
PINS
Direct/ Indirect subsidiaries
Percentage of ownership interest			100.00%	100.00%
Total assets before elimination			Rp 733	Rp 775
Napsindo
Direct/ Indirect subsidiaries
Percentage of ownership interest			60.00%	60.00%
Total assets before elimination			Rp 5	Rp 5